SCHEDULE OF ACTIVITY RELATED TO DERIVATIVE LIABILITIES (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance
Issuances of warrants/conversion option - derivative liabilities	1,289,874
Extinguishment of derivative liability upon conversion/repayment of convertible notes	(1,089,675)
Change in fair value of warrants/conversion option - derivative liabilities	952,421
Ending balance	$ 1,152,620